Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Top client	$683,546	$441,173	$337,904
Clients 2-5	1,506,087	1,291,946	754,906
Clients 6-10	1,112,636	752,325	350,865
Clients 11-25	1,585,739	1,077,073	501,643
Other	2,853,378	1,918,309	851,970
Total	$7,741,386	$5,480,826	$2,797,288